Borrowings (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Trust Preferred Securities
The Company has four placements of trust preferred securities.  The carrying and par amounts at December 31, 2015 are as follows:

	Carrying Amount	Par Amount	Interest Rate	Redeemable On or After	Mandatory Redemption
(in thousands except for interest rates)
Gateway Capital Statutory Trust I	$5,292	$8,248	LIBOR + 3.10%	September 17, 2008	September 17, 2033
Gateway Capital Statutory Trust II	4,325	7,217	LIBOR + 2.65%	July 17, 2009	June 17, 2034
Gateway Capital Statutory Trust III	7,551	15,464	LIBOR + 1.50%	May 30, 2011	May 30, 2036
Gateway Capital Statutory Trust IV	12,521	25,774	LIBOR + 1.55%	July 30, 2012	July 30, 2037